LOSS PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
LOSS PER SHARE
7.	LOSS PER SHARE

Basic loss per ordinary share

Basic loss per ordinary share for the Group is computed by dividing the loss after taxation of US$14,764,000 (2024: loss of US$10,074,000) for the six-month period ended June 30, 2025 by the weighted average number of ‘A’ Ordinary shares in issue, net of any Treasury Shares, during the year. As at June 30, 2025 the number of ‘A’ Ordinary shares for the purpose of the calculation of basic (loss)/earnings per share are 369,329,458 shares (2024: 183,376,218 shares).

	June 30, 2025	June 30, 2024
‘A’ ordinary shares	369,329,458	183,376,218

Basic (loss)/earnings per share denominator	369,329,458	183,376,218

Reconciliation to weighted average (loss)/earnings per share denominator:
Number of ‘A’ Ordinary shares at January 1	371,749,084	165,865,884
Weighted average number of ‘A’ Ordinary shares issued during the year	10,135,974	30,065,934
Weighted average number of treasury shares	(12,555,600)	(12,555,600)

Basic (loss)/earnings per share denominator	369,329,458	183,376,218

Diluted loss per ordinary share

Diluted loss per share is computed by dividing the adjusted profit or loss attributable to owners of the parent, by the weighted average number of ‘A ‘Ordinary shares in issue, net of any Treasury Shares, during the year, plus the weighted average number of ‘A’ Ordinary shares that would be issued on the conversion of all the dilutive potential ‘A’ Ordinary shares into ‘A’ Ordinary shares. As the potentially dilutive instruments were anti-dilutive in all periods presented, basic (loss)/earnings per ‘A’ Ordinary share and diluted (loss)/earnings per ‘A’ Ordinary share are equivalent.

	June 30, 2025	June 30, 2024
Potentially Dilutive Instruments:
Basic loss per share denominator	369,329,458	183,376,218

Issuable on conversion of Exchangeable notes	38,391	38,391
Issuable on conversion of Convertible note	24,691,358	24,691,358
Issuable on exercise of options	-	-
Issuable on exercise of warrants	-	-

Diluted loss per share denominator	394,059,207	208,105,967